Equity - Additional information (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands								1 Months Ended			12 Months Ended
		Nov. 24, 2020	Oct. 09, 2020 USD ($) $ / shares shares	Oct. 08, 2020 USD ($) $ / shares	Feb. 05, 2018 USD ($)	Feb. 02, 2018 $ / shares shares	Jan. 19, 2018 USD ($) $ / shares shares	Jul. 25, 2018 EUR (€) € / shares	Jun. 25, 2018 EUR (€) € / shares shares	Feb. 19, 2018 EUR (€) € / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Jul. 25, 2018 USD ($)	Jun. 25, 2018 USD ($)	Feb. 19, 2018 USD ($)	Dec. 31, 2017 $ / shares
Disclosure of reserves within equity [line items]
Reverse stock split ratio							0.098745
Outstanding common shares							148,117,500				1,500,000,000
Par value per share | $ / shares			$ 1				$ 1.00				$ 1						$ 1
Reverse stock split | $							$ 1,351,883
Non-distributable reserve | $							$ 1,351,883				$ 1,358,028	$ 1,351,883
Initial public offering price | $ / shares											$ 1.92	$ 17
Share capital | $					$ 160,022,262								$ 195,601
Capital Increase | $			$ 3,200
Number of shares issued during the period			3,200,445
Total price for shares subscription | $				$ 6,100
Subscription price | $ / shares				$ 1.92							$ 3.05
Minimum
Disclosure of reserves within equity [line items]
Outstanding common shares			160,022,262
Maximum
Disclosure of reserves within equity [line items]
Outstanding common shares			163,222,707
Corporacion America Italia S.A.
Disclosure of reserves within equity [line items]
Percentage of ownership interest held by Inframerica											75.00%	75.00%	75.00%
Corporacion America S.A.
Disclosure of reserves within equity [line items]
Percentage of ownership interest held by Inframerica	[1]										95.80%	95.37%	95.37%
Corporacion America S.A. | Minimum
Disclosure of reserves within equity [line items]
Percentage of ownership interest held by Inframerica		95.37%
Corporacion America S.A. | Maximum
Disclosure of reserves within equity [line items]
Percentage of ownership interest held by Inframerica		95.80%
Non-controlling interests | Corporacion America Italia S.A. | Toscana Aeroporti S.p.A
Disclosure of reserves within equity [line items]
Purchase price per share | € / shares									€ 16.50	€ 15.80
Total purchase price									€ 20,200	€ 13,434					$ 24,218	$ 16,513
Percentage of share capital owned post acquisition									62.28%						62.28%
Number of shares acquired in a business combination									1,225,275	850,235
Percentage of additional share capital purchased									6.58%	4.568%					6.58%	4.568%
Aquired owmership interest percentage									6.58%	4.568%					6.58%	4.568%
Non-controlling interests | Corporacion America Italia S.A. | Investment Corporation of Dubai ("ICD")
Disclosure of reserves within equity [line items]
Purchase price per share | € / shares								€ 1,504.3
Total purchase price								€ 48,890						$ 56,638
Proportion of ownership interest in subsidiary sold								25.00%
Percentage of share captial after disposal								75.00%
Initial Public Offering
Disclosure of reserves within equity [line items]
Outstanding common shares						160,022,262
Par value per share | $ / shares						$ 1
Shares issued in offering						16,666,667
Number of common shares fully subscribed						11,904,762
Initial public offering price | $ / shares						$ 17.00

[1]	See Note 25 e).